Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities
The cost basis and fair value of available-for-sale securities were as follows:

	December 31, 2015			December 31, 2014
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$9	$—	$9	$10	$—	$10
Other U.S. and non-U.S. government bonds	71	1	72	94	—	94

Corporate bonds
Corporate bonds	701	7	708	677	16	693
Asset-backed securities	129	—	129	103	2	105

Mortgage-backed debt securities
U.S. governmental agency	291	1	292	292	2	294
Residential	12	—	12	15	—	15
Commercial	59	2	61	63	4	67

Equity securities
Large capitalization value	243	30	273	150	83	233
Real estate investment trust (REIT)	25	—	25	—	—	—
Smaller company growth	37	17	54	17	26	43
Total	$1,577	$58	$1,635	$1,421	$133	$1,554

Investments in an unrealized loss position that are not other-than-temporarily impaired

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2015
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$242	$3	$27	$1	$269	$4
Asset-backed securities	84	1	10	1	94	2
Mortgage-backed debt securities
U.S. governmental agency	135	1	57	1	192	2
Equity securities
Large capitalization value	97	8	2	—	99	8
Smaller company growth	14	1	—	—	14	1
Total	$572	$14	$96	$3	$668	$17

	December 31, 2014
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$195	$1	$32	$—	$227	$1
Mortgage-backed debt securities
U.S. governmental agency	34	—	140	3	174	3
Equity securities
Large capitalization value	15	2	1	—	16	2
Total	$244	$3	$173	$3	$417	$6

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Cost basis and fair value of the available-for-sale debt securities by contractual maturity

	December 31, 2015
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$124	$124
Due after one year through five years	709	716
Due after five years through ten years	49	50
Due after ten years	28	28
U.S. governmental agency mortgage-backed securities	291	292
Residential mortgage-backed securities	12	12
Commercial mortgage-backed securities	59	61
Total debt securities – available-for-sale	$1,272	$1,283

Schedule of proceeds and gross gain and losses from the sale of available-for-sale securities

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2015	2014	2013
Proceeds from the sale of available-for-sale securities	$351	$434	$449
Gross gains from the sale of available-for-sale securities	$64	$38	$22
Gross losses from the sale of available-for-sale securities	$2	$2	$2